UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        John C. Bennett Jr.
             --------------------------------------------
Address:     One Logan Square
             --------------------------------------------
             24th Floor
             --------------------------------------------
             18th and Cherry Streets
             --------------------------------------------
             Philadelphia, PA  19103-6996
             --------------------------------------------

Form 13F File Number:  28- 10248
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mehrdad Mehrespand
             -----------------------------------------
Title:       Associate
             -----------------------------------------
Phone:       (202) 778-9191
             -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact      Washington, D.C.    May 12, 2004
------------------------------------------      ----------------    ------------
             [Signature]                         [City, State]         [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number      Name

  28-   04580               PNC Bank Delaware
  28-   07144               Wachovia Bank, N.A.
  28-   00694               JP Morgan Chase & Co.
  28-   03545               Brown Brothers Harriman & Co.
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4
                                            -----------------------------

Form 13F Information Table Entry Total:       34
                                            -----------------------------

Form 13F Information Table Value Total:       $146,116
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number        Name

    1        28-04580                    PNC Bank Delaware
    ---      --------------------        ---------------------------------------

    2        28-07144                    Wachovia Bank, N.A.
    ---      --------------------        ---------------------------------------

    3        28-00694                    JP Morgan Chase & Co.
    ---      --------------------        ---------------------------------------

    4        28-03545                    Brown Brothers Harriman & Co.
    ---      --------------------        ---------------------------------------

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
                           FORM 13-F INFORMATION TABLE

    COLUMN 1          COLUMN 2       COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8
---------------- ----------------- ------------- --------- ----------------------- ------------- ---------- ---------------------
                                                   VALUE    SHRS OR     SH/   PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT     PRN   CALL DISCRETION     MANAGERS  SOLE    SHARED   NONE
---------------- ----------------- ------------- --------- ---------- ------------ ------------- ---------- ------ --------- ----
3MCO                  Common          88579Y101     $238     2,900       SH         Sole                    100

                                                                                    Shared-other    2,3             2,800

Abbott Labs           Common          002824950     $4,329   104,250     SH         Sole                    250

                                                                                    Shared-other    1,2,4           104,000

American Express Co   Common          025816109     $5,289   102,000     SH         Shared-other    1               102,000

American Intl Group   Common          026874107     $7,357   103,116     SH         Shared-other    1,2,4           103,116
Inc

Amgen Inc             Common          031162100     $4,669   170,300     SH         Shared-other    1,4             170,300

Automatic Data        Common          053015103     $2,400   56,950      SH         Sole                    250
Processing Inc
                                                                                    Shared-other    1,3,4           56,700

Bank of America       Common          060505104     $4,535   56,000      SH         Shared-other    1,2             56,000
Corporation

Cisco Sys Inc         Common          17275R102     $5,869   250,900     SH         Shared-other    1,2,4           250,900

Citigroup Inc         Common          172967101     $5,516   106,699     SH         Shared-other    1,4             106,699

Clear Channel         Common          184502102     $3,917   92,500      SH         Shared-other    1               92,500
Communications

Comcast Corp          New CLA SPL     2003N200      $4,386   157,500     SH         Shared-other    1               157,500

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
Dell Inc              Common          24702R101     $3,796     112,900     SH         Shared-other    1,2,4           112,900

Disney Walt Co        Common          254687106     $1,874     75,000      SH         Shared-other    1               75,000

Dover Corp            Common          26003108      $4,780     123,300     SH         Shared-other    1,4             123,300

Emerson Elec Co       Common          29101104      $928       15,375      SH         Shared-other    1,3             15,375

Exxon Mobil Corp      Common          30231G102     $5,687     136,749     SH         Shared-other    1,2,4           136,749

General Elec Co       Common          369604103     $6,344     207,850     SH         Shared-other    1,2,4           207,850

Intel Corp            Common          458140100     $5,883     216,300     SH         Shared-other    1,2,4           216,300

International         Common          459200101     $6,475     70,500      SH         Sole                    300
Business Machs
                                                                                      Shared-other    1,2,4           70,200

Interpublic Group     Common          460690100     $1,327     86,250      SH         Shared-other    1               86,250
Cos Inc

Johnson & Johnson     Common          478160104     $988       19,449      SH         Shared-other    1,3             19,449

Medco Health          Common          58405U102     $362       10,634      SH         Sole                    300
Solutions Inc
                                                                                      Shared-other    1,4             10,334

Merck & Co Inc        Common          589331107     $3,951     89,400      SH         Shared-other    1,2,4           89,400

Microsoft Corp        Common          594918104     $5,161     207,000     SH         Shared-other    1,2,4           207,000

Nokia Corp            Common          58551A108     $4,462     220,000     SH         Shared-other    1               220,000

Pepsico Inc           Common          713448108     $5,308     98,550      SH         Sole                    200

                                                                                      Shared-other    1,3             98,350

Pfizer Inc            Common          717081103     $7,024     200,400     SH         Shared-other    1,4             200,400

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
Procter & Gamble Co   Common          742718109     $6,857     65,375      SH         Sole                    100

                                                                                      Shared-other    1               65,275

Royal Dutch Pete Co   Common          780257804     $4,615     97,000      SH         Shared-other    1               97,000

Schlumberger Ltd      Common          806857108     $3,879     60,850      SH         Shared-other    1,3,4           60,850

Sysco Corp            Common          871829107     $5,955     152,500     SH         Shared-other    1               152,500

Union Pac Corp        Common          907818108     $3,948     66,000      SH         Shared-other    1,4             66,000

Verizon               Common          92343V104     $3,173     86,850      SH         Shared-other    1,2,4           86,850
Communications Inc

Wal-Mart Stores Inc   Common          931142103     $4,834     81,000      SH         Shared-other    1,4             81,000
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